Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 9,193	$ 7,275	$ 9,363	$ 7,358
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding		6,550		6,950
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding		111		44
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding		8		50
Equipment Loans And Other [Member]
Debt Instrument [Line Items]
Debt outstanding		$ 606		$ 314